Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2024	2023	2022	2024	2023	2022	2024	2023	2022
Semiconductors segment
Secure chips	Upon delivery	10,937	30,044	23,198	-	-	-	10,937	30,044	23,198
Certificates	Upon issuance	39	-	-	5	14	-	44	14	-
Total Semiconductors segment		10,976	30,044	23,198	5	14	-	10,981	30,058	23,198
Total Corporate segment		-	-	-	-	-	-	-	-	-
Total Non-reportable segments		57	-	107	837	860	509	894	860	616
Total Revenue from continuing operations		11,033	30,044	23,305	842	874	509	11,875	30,918	23,814

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2024	2023	2022
Semiconductors segment
Europe, Middle East and Africa	1,839	9,985	6,777
North America	7,500	16,531	13,609
Asia Pacific	1,642	3,466	2,745
Latin America	-	76	67
Total Semiconductors segment	10,981	30,058	23,198
Total Corporate segment	-	-	-
Total Non-reportable segments	894	860	616
Total net sales from continuing operations	11,875	30,918	23,814

*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade accounts receivables
Trade accounts receivable - Semiconductors segment	3,645	5,103
Trade accounts receivable - Non-reportable segments	488	277
Total trade accounts receivables	4,133	5,380
Contract assets	-	-
Total contract assets	-	-
Contract liabilities - current	392	353
Contract liabilities - noncurrent	3	3
Total contract liabilities	395	356
Deferred revenue
Deferred revenue - Semiconductors segment	5	-
Deferred revenue - Non-reportable segments	109	241
Total deferred revenue	114	241
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	218	179

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2024	USD'000
2025	484
2026	24
Total remaining performance obligation from continuing operations	508